Investment and Fair Value Measurement (Details) - Schedule of assets and liabilities carried at fair value measured on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Marketable securities
Total assets at fair value	$ 28,389,233	$ 1,266,431
Common Stock [Member]
Marketable securities
Total assets at fair value	28,384,944	1,063,111
Warrant [Member]
Marketable securities
Total assets at fair value	4,289	203,320
Level 1 [Member]
Marketable securities
Total assets at fair value	66,062	806,778
Level 1 [Member] | Common Stock [Member]
Marketable securities
Total assets at fair value	66,062	806,778
Level 2 [Member]
Marketable securities
Total assets at fair value	28,318,882	256,333
Level 2 [Member] | Common Stock [Member]
Marketable securities
Total assets at fair value	28,318,882	256,333
Level 3 [Member]
Marketable securities
Total assets at fair value	4,289	203,320
Level 3 [Member] | Warrant [Member]
Marketable securities
Total assets at fair value	$ 4,289	$ 203,320